Condensed Consolidated Balance Sheets - USD ($)	Mar. 31, 2026	Dec. 31, 2025	Dec. 31, 2024
Current Assets:
Cash	$ 24,271	$ 47,382	$ 45,579
Trade accounts receivable	4,334	76,018	87,456
Inventories	66,182	94,555	74,488
Prepaid consulting services	112,993
Advance deposits			2,661
Sales tax receivable			9,145
Right of use asset	55,822	55,822
Total current assets		273,778	219,330
Equipment
Equipment		15,000	15,000
Less: accumulated depreciation		(15,000)	(15,000)
Total property and equipment
Right of use asset - long term	54,550	68,145
Total Assets		341,923	219,330
Current Liabilities:
Accounts payable and accrued expenses		109,743	69,295
Advance deposits	12,011	13,357
Loans related parties	64,500	40,000
Short term loan payable	87,046	87,046
Sales tax payable	1,632	2,423
Line of credit	219,750	219,750	165,500
Operating lease liability	55,822	55,822
Total Current Liabilities		778,732	472,874
Operating lease liability - long term	54,550	68,145
Total Liabilities		846,877	472,874
Commitments and contingencies
Stockholders’ Deficit:
Preferred stock, $0.0001 par value, 20,000,000 shares authorized, 2,000,000 shares issued and outstanding as of March 31, 2026, and December 31, 2025	200	200	200
Common stock, $0.0001 par value, 3,000,000,000 shares authorized, 1,909,930,584 and 1,884,930,584 shares issued and outstanding as of March 31, 2026, and December 31, 2025	190,993	188,493	188,493
Additional paid-in-capital	4,929,651	4,814,651	4,814,651
Accumulated deficit	(5,628,543)	(5,508,297)	(5,256,887)
Total Stockholders’ Deficit		(504,954)	(253,543)
Total Liabilities and Stockholders’ Deficit		341,923	219,330
Total current assets	263,602	273,777
Total Assets	318,152	341,922
Accounts payable and accrued expenses	56,950	109,742
Total Current Liabilities	771,302	778,731
Total Liabilities	825,852	846,876
Total Stockholders’ Deficit	(507,700)	(504,954)	(253,544)
Total Liabilities and Stockholders’ Deficit	318,152	341,922
Chief Executive Officer [Member]
Current Liabilities:
Due to related party - CEO	$ 273,591	$ 250,591	$ 238,079